Other Non-current Assets - Schedule of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 11,458	$ 12,012
Private clouds in construction [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets		12,012
Other cloud infrastructure [Member]
Schedule of Other Non-Current Assets [Line Items]
Other non-current assets	$ 11,458